Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Change in valuation allowance	$ 2,047,000	$ 1,362,000
Net operating loss carryforward, Federal	18,900,000
Net operating loss carryforward, State	18,900,000
Annual utilization of net operating loss carryforwards maximum	$207,000 per year
Pre change net operating loss carryforward	$ 7,000,000